REGULATORY MATTERS	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements Under Banking Regulations [Abstract]
REGULATORY MATTERS

NOTE 12 – REGULATORY MATTERS

          The Corporation and the Bank are subject to federal regulatory risk-based capital adequacy standards. Failure to meet capital adequacy requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that could have a material adverse effect on the operating results and financial condition of the Corporation and the Bank. The applicable regulations require the Bank to meet specific capital adequacy guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital classification is also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

          Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Actual capital amounts and ratios are presented in the table below (dollars in thousands). Management believes, as of December 31, 2014, that the Corporation and the Bank met the guidelines to which they were subject.

(Dollars in thousands)		Actual		For minimum capital adequacy purposes		Minimum to Be Well Capitalized under Prompt Corrective Action Provisions
December 31, 2014		Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to Risk weighted
assets)	Consolidated	$115,532	14.8%	$62,628	8.0%	$-	-
	Bank	112,554	14.4%	62,628	8.0%	78,285	10.0%
Tier I capital (to Risk weighted
assets)	Consolidated	107,598	13.7%	31,314	4.0%	-	-
	Bank	104,620	13.4%	31,314	4.0%	46,971	6.0%
Tier I capital (to Average
assets)	Consolidated	107,598	9.7%	44,513	4.0%	-	-
	Bank	104,620	9.2%	45,707	4.0%	57,133	5.0%

December 31, 2013
Total capital (to Risk weighted
assets)	Consolidated	$111,807	15.5%	$57,525	8.0%	$-	-
	Bank	108,923	15.1%	57,642	8.0%	72,052	10.0%
Tier I capital (to Risk weighted
assets)	Consolidated	103,212	14.4%	28,763	4.0%	-	-
	Bank	100,328	13.9%	28,821	4.0%	43,231	6.0%
Tier I capital (to Average
assets)	Consolidated	103,212	9.5%	43,320	4.0%	-	-
	Bank	100,328	9.3%	43,320	4.0%	54,150	5.0%

          The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2014, approximately $7,696 of retained earnings were available for dividend declaration without prior approval.

          On July 2, 2013, the Board of Governors of the Federal Reserve System approved the final rule for Basel III capital requirements for all commercial banks charted in the United States of America. The rule was subsequently approved by the FDIC on July 9, 2013. The rule will implement certain of the Basel III regulatory capital reforms from the Basel Committee on Banking Supervision in the United States and certain changes required by the Dodd-Frank Wall Street Reform and Consumer Protection Act. The major provisions of the new rule applicable to the Corporation and the Bank are:

•	The new rule implements higher minimum capital requirements, includes a new common equity Tier 1 capital requirement, and establishes criteria that instruments must meet in order to be considered common equity Tier 1 capital, additional Tier 1 capital, or Tier 2 capital. These enhancements will both improve the quality and increase the quantity of capital required to be held by banking organizations, better equipping the U.S. banking system to deal with adverse economic conditions.

•	The new minimum capital to risk-weighted assets (RWA) requirements are a Common Equity Tier 1 Capital Ratio of 4.5% and a Tier 1 Capital Ratio of 6.0% which is an increase from 4.0%, and a Total Capital Ratio that remains at 8.0%. The minimum Leverage Ratio (Tier 1 capital to total assets) is 4.0%.

•	The new rule improves the quality of capital by implementing changes to the definition of capital. Among the most important changes are stricter eligibility criteria for regulatory capital instruments that would disallow the inclusion of instruments such as trust preferred securities in Tier 1 capital going forward, and new constraints on the inclusion of minority interests, mortgage-servicing assets (MSAs), deferred tax assets (DTAs), and certain investments in the capital of unconsolidated financial institutions. In addition, the new rule requires that most regulatory capital deductions be made from common equity Tier 1 capital.

•	Under the new rule, in order to avoid limitations on capital distributions, including dividend payments, stock repurchases and certain discretionary bonus payments to executive officers, a banking organization must hold a capital conservation buffer composed of common equity Tier 1 capital above its minimum risk-based capital requirements. This buffer will help to ensure that banking organizations conserve capital when it is most needed, allowing them to better weather periods of economic stress. The buffer is measured relative to risk weighted assets. Phase-in of the capital conservation buffer requirements will begin on January 1, 2016. A banking organization with a buffer greater than 2.5% would not be subject to limits on capital distributions or discretionary bonus payments; however, a banking organization with a buffer of less than 2.5% would be subject to increasingly stringent limitations as the buffer approaches zero. The new rule also prohibits a banking organization from making distributions or discretionary bonus payments during any quarter if its eligible retained income is negative in that quarter and its capital conservation buffer ratio was less than 2.5% at the beginning of the quarter. When the new rule is fully phased in, the minimum capital requirements plus the capital conservation buffer will exceed the prompt corrective action well-capitalized thresholds.

•	The new rule also increases the risk weights for past-due loans, certain commercial real estate loans, and some equity exposures, and makes selected other changes in risk weights and credit conversion factors.

The transition period for implementation of Basel III is January 1, 2015, through December 31, 2018.